AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON October 13, 2017.

File Nos. 333-198603 and 811-22995

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒

TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, 2nd Floor
New York, New York 10105
(Address of Principal Executive Offices, Zip Code)

(212) 217-2470
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:
Stellar Corporate Services LLC
3500 South Dupont Highway
Dover, County of Kent, Delaware 19901

Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On November 12, 2017 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A for TrimTabs ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 12, 2017, the effectiveness of Post-Effective Amendment No. 8 (“PEA No. 8”) with respect to the TrimTabs US Large Cap Free-Cash-Flow ETF, TrimTabs US Mid Cap Free-Cash-Flow ETF, TrimTabs US Small Cap Free-Cash-Flow ETF, TrimTabs International Small Cap Free-Cash-Flow ETF, TrimTabs International Large Cap Free-Cash-Flow ETF, TrimTabs International Mid Cap Free-Cash-Flow ETF, TrimTabs Global All Cap Free-Cash-Flow ETF, TrimTabs Global Large Cap Free-Cash-Flow ETF, TrimTabs Global Mid Cap Free-Cash-Flow ETF, TrimTabs Global Small Cap Free-Cash-Flow ETF, TrimTabs Emerging Free-Cash-Flow ETF, TrimTabs Global Healthcare Free-Cash-Flow ETF, and TrimTabs Global Information Technology Free-Cash-Flow ETF (collectively, “the Funds”).

PEA No. 8 was filed with the Commission via EDGAR Accession No. 0001144204-17-002223 on January 13, 2017, and was most recently delayed until October 15, 2017 by Post-Effective Amendment No. 17. Since no other changes are intended to be made to PEA No. 8 with respect to the Funds by means of this filing, Parts A, B and C of PEA No. 8 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of PEA No. 8.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds incorporated herein by reference to Part B of PEA No. 8.

PART C – OTHER INFORMATION

The Part C for the Funds is incorporated herein by reference to Part C of PEA No. 8.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to the Registrant’s Registration Statement (File Nos. 333-198603 and 811- 22995) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 13th day of October, 2017.

TrimTabs ETF Trust

/s/ Theodore M. Theodore
Theodore M. Theodore
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Theodore M. Theodore	President and Principal Executive Officer	October 13, 2017
Theodore M. Theodore

/s/ Jeffrey Lazar	Principal Financial Officer	October 13, 2017
Jeffrey Lazar

/s/ Charles Biderman*	Trustee	October 13, 2017
Charles Biderman

/s/ Stephen J. Posner*	Trustee	October 13, 2017
Stephen J. Posner

/s/ David A. Kelly*	Trustee	October 13, 2017
David A. Kelly

/s/ Stacy L. Fuller
Stacy L. Fuller

* Signatures affixed by Stacy L. Fuller on October 13, 2017 pursuant to a power of attorney filed December 16, 2014 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed January 27, 2016 with Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and filed June 20, 2017 with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement.